Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Prepaid Expense and Other Assets [Abstract]
Prepaid expenses	$ 61,159	$ 39,930
Other receivables	32,901	29,486
Value added tax	31,128	20,347
Loan receivables	17,094	7,539
Contract assets	8,539	5,479
Cash collateral	56,100	2,683
Total prepaid expenses and other current assets	$ 206,921	$ 105,464